TAXES - Components of Income Tax Provision (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Current tax expense
Total current income tax expense	$ 45,589	$ 198,615	$ 33,593
Deferred tax expense
Total deferred income tax expense	40,722	58,716	(102,129)
Income tax expense	86,311	257,331	(68,536)
PRC
Current tax expense
Total current income tax expense			33,593
Deferred tax expense
Total deferred income tax expense	119,608	58,716	$ (102,129)
Hong Kong
Current tax expense
Total current income tax expense		$ 198,615
Deferred tax expense
Total deferred income tax expense	(78,403)
Singapore
Current tax expense
Total current income tax expense	45,589
Deferred tax expense
Total deferred income tax expense	$ (483)